Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued expenses consist of the following:

	As of
(in thousands)	December 31, 2018	December 31, 2017
Accounts payable	$4,948	$3,907
Accrued operating	1,705	2,580
Accrued administrative	7,323	3,600
Accounts payable and accrued expenses	$13,976	$10,087